Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug. 01, 2012
Guidepath(SM) Altegris(R) Multi-Strategy Alternative Allocation Fund (First Prospectus Summary) | Guidepath(SM) Altegris(R) Multi-Strategy Alternative Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GUIDEPATHSM ALTEGRIS® MULTI-STRATEGY ALTERNATIVE ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	GuidePathSM Altegris® Multi-Strategy Alternative Allocation Fund (the "Fund")
seeks long-term capital appreciation with an emphasis on absolute returns and low correlation to the broader equity and fixed income markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in
Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund operates as a fund of funds, investing primarily in registered mutual funds advised by the Fund's sub-advisor, Altegris Advisors, LLC ("Altegris"), including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed
Futures Strategy Fund, the Altegris® Macro Strategy Fund and the Altegris®
Equity Long Short Fund. Both Altegris and the Advisor are wholly-owned subsidiaries of Genworth Financial, Inc. The Fund may also invest directly in securities, other affiliated or unaffiliated mutual funds and exchange-traded products, such as exchange-traded funds ("ETFs") and exchange-traded notes
("ETNs"). The funds in which the Fund may invest are referred to herein as the
"Underlying Funds." By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in Underlying Funds that pursue investment strategies that include, but are not limited to: a Managed Futures Strategy, a Global Macro Strategy, an
Equity Long/Short Strategy and a Fixed Income Strategy (each described below). Additional strategies may be added over time. The Fund's sub-advisor will use portfolio construction techniques to optimize the portfolio mix with specific consideration to the Fund's objective. The Fund's portfolio will be reviewed and reallocated over time as the environment or characteristics of the portfolio change, additional Underlying Funds and strategies become available and/or underlying managers are changed within Underlying Funds and strategies.

Assets managed pursuant to a Managed Futures or Global Macro Strategy may be invested primarily in pooled investment vehicles, including commodity pools, as well as swap contracts and structured notes. They may also be invested in options, futures, forwards, and/or spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies or equity indices. A Managed Futures Strategy is a trend-following strategy that alerts portfolio managers when to take long or short positions, giving them the opportunity to potentially profit from both positive and negative developments in multiple markets and asset classes simultaneously. In contrast to a Managed
Futures Strategy that reacts to trends, portfolio managers following a Global
Macro Strategy seek to predict trends by anticipating changes in world trade, commodity supply and demand and currency values, among other global market conditions. Both a Managed Futures Strategy and a Global Macro Strategy may give the Fund exposure to emerging markets.

Assets managed pursuant to an Equity Long/Short Strategy may be invested in long or short positions in equity securities of domestic and foreign companies
(including those located in emerging market countries) of any capitalization and in any style (from growth to value). Assets under this strategy may be invested in common and preferred stocks, stock warrants and rights and convertible debt securities.

Assets managed pursuant to a Fixed Income Strategy may be invested in a wide variety of domestic and foreign (including emerging markets) fixed income securities of any credit quality or maturity, including debt securities issued by government and corporate issuers throughout the world, bank loans and assignments, mortgage- or asset-backed securities and fixed income related futures, options and/or swaps.

Certain Underlying Funds (including the Altegris® Futures Evolution Strategy
Fund, the Altegris® Managed Futures Strategy Fund and the Altegris® Macro
Strategy Fund) may gain exposure to certain strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986 as amended by investing up to 25% of its assets through a wholly-owned and controlled subsidiary ("Subsidiary"). The Fund may invest substantially all of its assets in Underlying Funds that have Subsidiaries.

Certain Underlying Funds may invest in convertible debt securities of any maturity or credit quality, including those rated below investment grade ("high yield securities" or "junk bonds"). Below investment grade debt securities are those rated below Baa3 by Moody's Investors Service or equivalently by another
NRSRO.

The Fund is classified as a non-diversified investment company, which means that it may invest, through the Underlying Funds, in a limited number of issuers, and therefore, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio. The Fund or the Underlying Funds may engage in active and frequent trading of securities and other investments. Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs may adversely affect the Fund's performance.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The Fund is subject to a number of risks either directly or indirectly through its investments in
Underlying Funds. For purposes of this section, the term "Fund" should be read to mean the Fund and the Underlying Funds. The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which would result in losses to the
Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk:  The Fund's investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Convertible Securities Risk: The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning an
ETF generally reflect the risks of owning the underlying securities held by the
ETF, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which the Fund will indirectly bear.

Foreign Exchange Trading Risk: The Fund may actively trade in spot and forward currency positions and related currency derivatives. The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Foreign Securities Risk: The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

High-Yield Debt Securities Risk:  High-yield debt securities or "junk bonds" are debt securities rated below investment grade by an NRSRO. Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default. Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines.

Liquidity Risk: Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Management Risk: An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Maturity Risk: The Fund may invest in fixed income securities with a range of maturities. Generally, the longer a security's maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of its assets may be invested, directly or indirectly, in the securities of a single issuer than a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Pooled Investment Vehicle Risk: Pooled investment vehicles are subject their own expenses, which would be indirectly paid by the Fund. The cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds. Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

Portfolio Turnover Risk: Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT's manager, changes to tax laws, and failure by the
REIT to qualify for favorable treatment. REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Regulatory Change Risk: Certain Underlying Funds advised by Altegris have filed with the National Futures Association ("NFA"), a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the
Altegris Funds' operation. Recently the CFTC proposed and adopted changes to
Section 4.5, and other regulations which are anticipated to be both effective and subject to mandatory compliance by the Fund and Underlying Funds on or about the end of 2012. These changes will result in additional registration and disclosure obligations, may potentially limit or restrict the ability of an
Altegris Underlying Fund to pursue its investment strategies in substantially the same manner as it currently does, and may increase future operating and investment costs of the Underlying Funds and, consequently, the Fund.

Short Selling and Short Position Risk: The Underlying Funds may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock funds. The potential loss on an uncovered short is unlimited. Shorting will also result in higher transaction costs and may result in higher taxes.

Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund's assets.

Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

Wholly-Owned Subsidiary Risk: A Subsidiary will not be subject to all of the investor protections of the Investment Company Act of 1940, as amended. Changes in the laws of the United States and/or the Cayman Islands could affect the inability of the Fund and/or Subsidiary to operate as described herein and could negatively affect the Fund and its shareholders. By investing in the Fund, you indirectly bear the expenses of the Subsidiary. Furthermore, any income received from the Subsidiary's investments in underlying pooled investment vehicles may be taxed at less favorable rates than capital gains.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of its assets may be invested, directly or indirectly, in the securities of a single issuer than a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year. Performance information will be available once the Fund has at least one calendar year of performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.
Guidepath(SM) Altegris(R) Multi-Strategy Alternative Allocation Fund (First Prospectus Summary) | Guidepath(SM) Altegris(R) Multi-Strategy Alternative Allocation Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	352
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,071

[1]	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.